Segment reporting	6 Months Ended
Jun. 30, 2019
Operating Segments [Abstract]
Segment reporting
Segment reporting

The Group distinguishes two operating segments: the operation of crude oil tankers on the international markets (Tankers) and the floating production, storage and offloading operations (FSO/FpSO). These two divisions operate in completely different markets, where in the latter the assets are tailor made or converted for specific long term projects. The tanker market requires a different marketing strategy as this is considered a very volatile market, contract duration is often less than two years and the assets are to a big extent standardized. The segment profit or loss figures and key assets as set out below are presented to the executive committee on at least a quarterly basis to help the key decision makers in evaluating the respective segments. The Chief Operating Decision Maker (CODM) also receives the information per segment based on proportionate consolidation for the joint ventures and not by applying equity accounting. The reconciliation between the figures of all segments combined with the consolidated statements of financial position and profit or loss is presented in a separate column Equity-accounted investees.

The Group did not identify any relevant geographic areas. The adoption of IFRS 16 on January 1, 2019 did not impact the identification of segments.

(in thousands of USD)	For the six month period ended				For the six month period ended
	June 30, 2019				June 30, 2018 *

	Tankers	FSO	Less: Equity-accounted investees	Total	Tankers	FSO	Less: Equity-accounted investees	Total

Revenue	401,936	24,473	(24,473)	401,936	202,746	24,323	(24,321)	202,748

Profit (loss) before income tax	(28,693)	8,464	(803)	(21,032)	(60,168)	9,279	(854)	(51,743)

(in thousands of USD)	June 30, 2019				December 31, 2018

	Tankers	FSO	Less: Equity-accounted investees	Total	Tankers	FSO	Less: Equity-accounted investees	Total

Non-current assets	3,460,885	141,925	(103,383)	3,499,427	3,564,943	151,258	(109,991)	3,606,210

Current assets	617,010	10,791	(11,187)	616,614	521,536	15,784	(16,179)	521,141

TOTAL ASSETS	4,077,895	152,716	(114,570)	4,116,041	4,086,479	167,042	(126,170)	4,127,351

Equity	2,157,187	38,150	—	2,195,337	2,219,648	40,874	1	2,260,523

Non-current liabilities	1,517,655	88,579	(88,579)	1,517,655	1,579,706	102,118	(102,118)	1,579,706

Current liabilities	403,053	25,987	(25,991)	403,049	287,125	24,050	(24,053)	287,122

TOTAL LIABILITIES	4,077,895	152,716	(114,570)	4,116,041	4,086,479	167,042	(126,170)	4,127,351

* The Group has initially applied IFRS 16 at January 1, 2019, using the modified retrospective approach. Under this approach, comparative information is not restated.